Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Future Minimum Rental Payments

At March 31, 2025, approximate future minimum rental payments required under the lease agreement is as follows:

Operating Lease
Remainder of 2025	$28,575
2026	39,370
2027	40,945
2028	42,583
2029	10,715
Total undiscounted lease payments	162,188
Less: effects of discounting	(14,330)
Operating Lease Liability	$147,858

Classified as:
Operating lease liability, current	$32,124
Operating lease liability, non-current	$115,734

At December 31, 2024, future minimum rental payments required under the lease agreement is as follows:

Operating Lease
2025	$36,700
2026	39,370
2027	40,945
2028	42,583
Thereafter	10,715
Total undiscounted lease payments	170,313
Less: effects of discounting	(16,084)
Operating Lease Liability	$154,229

Classified as:
Operating lease liability, current	$30,227
Operating lease liability, non-current	$124,002